Summary of Significant Accounting Policies - Schedule of Exchange Rate Used for the Translation (Details)	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Period End [Member]
Summary of Significant Accounting Policies - Schedule of Exchange Rate Used for the Translation (Details) [Line Items]
Exchange rate translation	7.1178	7.2882	7.3003
Average [Member]
Summary of Significant Accounting Policies - Schedule of Exchange Rate Used for the Translation (Details) [Line Items]
Exchange rate translation	7.1855	7.056	6.6105